Borrowings - Working Capital Facility (Details) - HSBC Bank Australia Limited $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 AUD ($)	Dec. 31, 2025 USD ($)	Dec. 17, 2024 AUD ($)	Dec. 17, 2024 USD ($)
Working capital facility [Abstract]
Maximum borrowing facility			$ 50,000	$ 33,415
Borrowing costs incurred	$ 150	$ 99